Defined Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plans
Defined Benefit Plans

Certain of our subsidiaries in Europe maintain various funded and unfunded defined benefit plans for their employees. Annual service cost for these employee benefit plans is determined using the projected unit credit actuarial method. The subsidiaries that maintain funded plans have established investment policies for plan assets. The investment strategies are long-term in nature and designed to meet the following objectives:

•Ensure that funds are available to pay benefits as they become due;
•Maximize the total returns on plan assets subject to prudent risk taking; and
•Preserve or improve the funded status of the trusts over time.

Our subsidiaries review the asset allocation within their respective portfolios on a regular basis. Generally, the portfolios will be rebalanced to a target allocation when an individual asset class approaches its minimum or maximum targeted level. Allocations to real estate occur over multiple time periods. Assets targeted to real estate, but not yet allocated, are invested in fixed income securities with corresponding adjustments to fixed income rebalancing guidelines.

The following is a summary of the funded status of our defined benefit plans:

	Year ended December 31,
	2014	2013
	in millions

Projected benefit obligation at beginning of period	$1,163.0	$384.6
Acquisition (a)	—	687.1
Service cost	22.3	25.8
Prior service cost	0.8	—
Interest cost	42.9	26.8
Actuarial loss (gain)	149.7	(4.8)
Participants’ contributions	11.9	11.8
Benefits paid	(38.7)	(28.1)
Effect of changes in exchange rates	(104.3)	59.8
Projected benefit obligation at end of period	$1,247.6	$1,163.0
Accumulated benefit obligation at end of period	$1,226.1	$1,144.7

Fair value of plan assets at beginning of period	$1,057.0	$310.9
Acquisition (a)	—	626.0
Actual earnings of plan assets	114.6	37.0
Group contributions	68.2	44.6
Participants’ contributions	11.9	11.8
Benefits paid	(37.9)	(27.6)
Effect of changes in exchange rates	(91.1)	54.3
Fair value of plan assets at end of period	$1,122.7	$1,057.0
Net liability (b)	$124.9	$106.0
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(a)	The 2013 amount relates to the Virgin Media Acquisition.

(b)	The net liability related to our defined benefit plans is included in other long-term liabilities in our consolidated balance sheets.

The change in the amount of net actuarial gain (loss) not yet recognized as a component of net periodic pension costs in our consolidated statements of operations is as follows:

	Pre-tax amount	Tax benefit (expense)	Net-of-tax amount
	in millions

Balance of net actuarial loss at January 1, 2013	$(5.2)	$1.6	$(3.6)
Net actuarial gain	12.7	(1.4)	11.3
Amount recognized as a component of net loss attributable to Liberty Global shareholders	(0.8)	0.1	(0.7)
Changes in ownership and other	(0.6)	0.2	(0.4)
Balance of net actuarial gain at December 31, 2013	6.1	0.5	6.6
Net actuarial loss	(87.6)	16.7	(70.9)
Amount recognized as a component of net loss attributable to Liberty Global shareholders	(1.7)	0.3	(1.4)
Changes in ownership and other	0.2	—	0.2
Balance of net actuarial loss at December 31, 2014	$(83.0)	$17.5	$(65.5)

We expect that the amount of net actuarial gain or loss to be recognized in our 2015 consolidated statement of operations will not be significant.

The measurement dates used to determine our defined benefit plan assumptions were December 31, 2014 and December 31, 2013. The actuarial assumptions used to compute the net periodic pension cost are based on information available as of the beginning of the period, specifically market interest rates, past experience and management’s best estimate of future economic conditions. Changes in these assumptions may impact future benefit costs and obligations. In computing future costs and obligations, the subsidiaries must make assumptions about such items as employee mortality and turnover, expected salary and wage increases, discount rate, expected long-term rate of return on plan assets and expected future cost increases.

The expected rates of return on the assets of the funded plans are the long-term rates of return the subsidiaries expect to earn on their trust assets. The rates of return are determined by the investment composition of the plan assets and the long-term risk and return forecast for each asset category. The forecasts for each asset class are generated using historical information as well as an analysis of current and expected market conditions. The expected risk and return characteristics for each asset class are reviewed annually and revised, as necessary, to reflect changes in the financial markets. To compute the expected return on plan assets, the subsidiaries apply an expected rate of return to the fair value of the plan assets.

The weighted average assumptions used in determining benefit obligations and net periodic pension cost are as follows:

	December 31,
	2014	2013

Expected rate of salary increase	2.6%	3.1%
Discount rate	2.6%	3.8%
Expected rate of return on plan assets	4.0%	5.1%

The components of net periodic pension cost recorded in our consolidated statements of operations are as follows:

	Year ended December 31,
	2014	2013
	in millions
Service cost	$22.3	$25.8
Interest cost	42.9	26.8
Expected return on plan assets	(53.7)	(30.0)
Other	(1.9)	(1.1)
Net periodic pension cost	$9.6	$21.5

The asset allocation by asset category and by fair value hierarchy level (as further described in note 8) of our plan assets is as follows:

	December 31, 2014
	Total	Level 1	Level 2	Level 3
	in millions

Equity securities	$353.8	$353.8	$—	$—
Debt securities	318.8	318.8	—	—
Insurance contract (a)	158.0	—	—	158.0
Hedge funds	136.5	120.1	16.4	—
Guarantee investment contracts	86.0	86.0	—	—
Real estate	39.9	32.9	—	7.0
Other	29.7	29.7	—	—
Total	$1,122.7	$941.3	$16.4	$165.0

	December 31, 2013
	Total	Level 1	Level 2	Level 3
	in millions

Equity securities	$344.3	$344.3	$—	$—
Debt securities	275.5	275.5	—	—
Insurance contract (a)	153.4	—	—	153.4
Hedge funds	133.1	117.8	15.3	—
Guarantee investment contracts	83.0	83.0	—	—
Real estate	36.7	28.9	—	7.8
Other	31.0	31.0	—	—
Total	$1,057.0	$880.5	$15.3	$161.2
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(a)
Relates to the purchase of an insurance contract authorized by the trustee of one of our defined benefit plans. The insurance contract will pay an income stream to the plan that is expected to match all future cash outflows with respect to certain liabilities. The fair value of this insurance contract is presented as an asset of the plan and is measured based on the future cash flows to be received under the contract discounted using the same discount rate used to measure the associated liabilities.

A reconciliation of the beginning and ending balances of our plan assets measured at fair value using Level 3 inputs is as follows (in millions):

Balance at January 1, 2014	$161.2
Actual return on plan assets:
Gains relating to assets still held at year-end	14.6
Purchases, sales and settlements of investments, net	(1.2)
Foreign currency translation adjustments	(9.6)
Balance at December 31, 2014	$165.0

The trustees of the defined benefit pension plans have in place weighted average target asset allocations of 27% equities, 26% bonds, 20% insurance contracts, 11% hedge funds, 8% guarantee investment contracts, 5% real estate and 3% other at December 31, 2014. As markets move relative to each other, the asset allocation may move away from the target investment strategy. Rebalancing of the assets may be carried out from time to time by the trustees.

Based on December 31, 2014 exchange rates and information available as of that date, our subsidiaries’ contributions to their respective defined benefit plans in 2015 are expected to aggregate $58.5 million.

As of December 31, 2014, the benefits that we currently expect to pay during the next ten years with respect to our defined benefit plans are as follows (in millions):

2015	$33.2
2016	$31.2
2017	$32.5
2018	$31.9
2019	$32.2
2020 through 2024	$176.5